Net Sectorial Financial Assets and Liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	R$ 474,301	R$ 158,221
Operating revenues, constitution	1,297,402	2,173,139
Operating revenues, amortization	550,461	329,185
Financial results, updating	135,545	32,158
Net sectorial financial assets and liabilities, ending	(101,857)	474,301
Rate flags	(478,697)	(1,423,066)
Financial Results Constitution	(2,080,869)	(795,336)
Net sectorial financial assets and liabilities, ending	(101,857)	474,301
Sectorial financial assets, current	190,699	383,740
Other non-current financial assets	190,699	383,740
Other current financial liabilities	(433,914)	(139,770)
Other non-current financial liabilities	(49,341)	(153,409)
Sectorial financial assets, current	383,740	173,465
Sectorial financial assets, current	190,699	383,740
Other non-current financial assets	383,740	173,465
Other non-current financial assets	190,699	383,740
Other current financial liabilities	(139,770)	(188,709)
Other current financial liabilities	(433,914)	(139,770)
Other non-current financial liabilities	(49,341)	(153,409)
Portion A | Electricity purchased for resale - Itaipu
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	1,286,966	463,176
Operating revenues, constitution	344,732	1,133,849
Operating revenues, amortization	(914,566)	(348,804)
Financial results, updating	102,517	38,745
Net sectorial financial assets and liabilities, ending	819,649	1,286,966
Net sectorial financial assets and liabilities, ending	819,649	1,286,966
Portion A | C V A Energ [Member]
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	(475,842)	(100,053)
Operating revenues, constitution	(540,360)	640,205
Operating revenues, amortization	429,160	128,545
Financial results, updating	(36,149)	(1,303)
Net sectorial financial assets and liabilities, ending	(582,059)	(475,842)
Rate flags	41,132	(1,143,236)
Net sectorial financial assets and liabilities, ending	(582,059)	(475,842)
Portion A | Charges For Using The Transmission System Basic Grid [Member]
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	180,521	176,877
Operating revenues, constitution	213,107	164,203
Operating revenues, amortization	(152,329)	(170,538)
Financial results, updating	12,467	9,979
Net sectorial financial assets and liabilities, ending	253,766	180,521
Net sectorial financial assets and liabilities, ending	253,766	180,521
Portion A | Transport Of Energy Purchased From Itaipu [Member]
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	14,018	19,746
Operating revenues, constitution	8,125	10,933
Operating revenues, amortization	(11,823)	(17,746)
Financial results, updating	386	1,085
Net sectorial financial assets and liabilities, ending	10,706	14,018
Net sectorial financial assets and liabilities, ending	10,706	14,018
Portion A | E S S [Member]
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	531,280	19,131
Operating revenues, constitution	417,465	728,954
Operating revenues, amortization	(324,194)	(23,429)
Financial results, updating	46,467	2,374
Net sectorial financial assets and liabilities, ending	227,329	531,280
Rate flags	(443,689)	(195,750)
Net sectorial financial assets and liabilities, ending	227,329	531,280
Portion A | C D E [Member]
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	(18,786)	(1,872)
Operating revenues, constitution	392,608	22,765
Operating revenues, amortization	(201,781)	(41,260)
Financial results, updating	28,452	1,581
Net sectorial financial assets and liabilities, ending	200,493	(18,786)
Net sectorial financial assets and liabilities, ending	200,493	(18,786)
Portion A | Proinfa [Member]
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	10,501	(145)
Operating revenues, constitution	77,631	22,155
Operating revenues, amortization	(53,235)	(11,812)
Financial results, updating	7,181	303
Net sectorial financial assets and liabilities, ending	42,078	10,501
Net sectorial financial assets and liabilities, ending	42,078	10,501
Other financial components | Refunds Of Pis And Cofins [Member]
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	(337,350)
Operating revenues, amortization	1,164,877	364,650
Net sectorial financial assets and liabilities, ending	(765,573)	(337,350)
Financial Results Constitution	(1,593,100)	(702,000)
Net sectorial financial assets and liabilities, ending	(765,573)	(337,350)
Other financial components | Neutrality
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	81,177	77,265
Operating revenues, constitution	94,338	60,608
Operating revenues, amortization	(81,461)	(57,925)
Financial results, updating	4,544	1,229
Net sectorial financial assets and liabilities, ending	98,598	81,177
Net sectorial financial assets and liabilities, ending	98,598	81,177
Other financial components | Offset Of Energy Surplus Deficit Under C C E A R Bilateral Contracts [Member]
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	(184)	36,395
Operating revenues, constitution	(239)	(383)
Operating revenues, amortization	385	(36,196)
Financial results, updating	(148)
Net sectorial financial assets and liabilities, ending	(186)	(184)
Net sectorial financial assets and liabilities, ending	(186)	(184)
Other financial components | Hydrological risk
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	(604,152)	(474,111)
Operating revenues, constitution	(463,625)	(562,663)
Operating revenues, amortization	570,582	443,644
Financial results, updating	(27,611)	(11,022)
Net sectorial financial assets and liabilities, ending	(524,806)	(604,152)
Net sectorial financial assets and liabilities, ending	(524,806)	(604,152)
Other financial components | Tariff refunds
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	(198,997)	(193,669)
Operating revenues, constitution	(66,898)	(97,684)
Operating revenues, amortization	101,685	100,956
Financial results, updating	(11,250)	(8,600)
Net sectorial financial assets and liabilities, ending	(175,460)	(198,997)
Net sectorial financial assets and liabilities, ending	(175,460)	(198,997)
Other financial components | Overcontracting
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	(78,596)	130,677
Operating revenues, constitution	522,321	(99,743)
Operating revenues, amortization	53,319	(23,230)
Financial results, updating	15,420	(2,220)
Net sectorial financial assets and liabilities, ending	436,324	(78,596)
Rate flags	(76,140)	(84,080)
Net sectorial financial assets and liabilities, ending	436,324	(78,596)
Other financial components | Itaipu Bonus [Member]
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	(26,451)
Operating revenues, constitution	46,915	60,065
Operating revenues, amortization	(6,240)
Financial results, updating	(4,568)	220
Net sectorial financial assets and liabilities, ending	4,943	(26,451)
Financial Results Constitution	(4,713)	(86,736)
Net sectorial financial assets and liabilities, ending	4,943	(26,451)
Other financial components | Water Shortage Account [Member]
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning
Operating revenues, constitution
Operating revenues, amortization	76,949
Financial results, updating	(2,293)
Net sectorial financial assets and liabilities, ending	(71,188)
Financial Results Constitution	(145,844)
Net sectorial financial assets and liabilities, ending	(71,188)
Other financial components | C D E Eletrobras [Member]
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning
Operating revenues, constitution	165,214
Operating revenues, amortization
Financial results, updating	(13,803)
Net sectorial financial assets and liabilities, ending	(184,100)
Financial Results Constitution	(335,511)
Net sectorial financial assets and liabilities, ending	(184,100)
Other financial components | Others [Member]
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	110,196
Operating revenues, constitution	86,068
Operating revenues, amortization	(100,867)
Financial results, updating	13,933
Net sectorial financial assets and liabilities, ending	107,629	110,196
Financial Results Constitution	(1,701)
Net sectorial financial assets and liabilities, ending	107,629	110,196
Other financial components | Other [Member]
IfrsStatementLineItems [Line Items]
Net sectorial financial assets and liabilities, beginning	R$ 110,196	4,804
Operating revenues, constitution		89,875
Operating revenues, amortization		22,330
Financial results, updating		(213)
Net sectorial financial assets and liabilities, ending		110,196
Financial Results Constitution		(6,600)
Net sectorial financial assets and liabilities, ending		R$ 110,196